Subsequent Events	3 Months Ended	6 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Subsequent Events

Note 13 – Subsequent Events

On April 25, 2017, the Company entered into a Securities Purchase Agreement with RedDiamond Partners LLC (“RedDiamond”) pursuant to which the Company would issue to RedDiamond Convertible Promissory Notes in an aggregate principal amount of up to $355,000, which includes a purchase price of $350,000 and transaction costs of $5,000. On April 25, 2017, the Company received the initial Tranche of $95,000, which is a loan amount of $100,000, net of the $5,000 fee, recorded as convertible note payable. The initial Tranche matures on April 25, 2018 and each tranche will mature 1 year after the date of such funding. The second Tranche will be for $85,000 and will occur upon the later of: (i) thirty (30) days after the First Closing; and (ii) the Filing Date of the Registration Statement. The third Tranche will be for $85,000 and will occur sixty (60) days after the First Closing. The fourth Tranche will be for $85,000 and will occur ninety (90) days after the First Closing. The Purchaser shall not be required to fund any Tranche subsequent to the first Tranche if there is an event of default as described in the promissory notes. The RedDiamond Note bears interest at a rate of 12% per annum and is convertible into shares of the Company’s common stock at RedDiamond’s option at 65% of the lowest VWAP for the previous ten trading days preceding the conversion.

In connection with the issuance of the Convertible Promissory Note above, the Company determined that the terms of the Convertible Promissory Note included a down-round provision under which the conversion price could be affected by future equity offerings undertaken by the Company.

Accordingly, under the provisions of FASB ASC Topic No. 815-40, “Derivatives and Hedging – Contracts in an Entity’s Own Stock”, the embedded conversion option contained in the convertible instruments were accounted for as derivative liabilities at the date of issuance and shall be adjusted to fair value through earnings at each reporting date. The fair value of the embedded conversion option derivatives were determined using the Black-Scholes valuation model. On the initial measurement date, the fair value of the embedded conversion option derivatives of $132,702 was recorded as derivative liabilities and was allocated as a debt discount up to the net proceeds of the Convertible Promissory Note of $95,000 with the remainder of $37,702 charged as initial derivative expense.

On April 25, 2017, initial measurement date, the fair value of the derivative liabilities was estimated using the Black-Scholes valuation model with the following assumptions: dividend rate 0%, expected term 1.0 year, expected volatility 404.5%, risk-free interest rate 1.09%.

Save on Transport Inc [Member]
Subsequent Events

Note 9 — Subsequent Events

In preparing these financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through April 5, 2017, the date the financial statements were available to be issued.

On March 30, 2017, the Company closed a Share Exchange Agreement with PetroTerra Corp (Petro), a Nevada corporation, whereby the Company has agreed to transfer all of its shares of common stock to Petro in exchange for 114,202,944 shares of Petro common stock.

The transaction is being accounted for as a reverse merger between a private company and an inactive public company in which Save On, the private company, is considered to be the acquirer of Petro since the sole shareholder of Save On obtained approximately 99% voting control and management and board control. Accordingly, the reverse merger is accounted for as a recapitalization of Save On in which the assets and liabilities of both companies, on the transaction date, are recorded at their historical book values. The equity of Save On is retroactively restated to give effect to the exchange of the Save On shares for Petro shares, the historical activity of the combined entity is that of Save On and the activity of Petro is recorded only from the date of the transaction.